Income tax benefit (expense) - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before tax	$ 112,832	$ (109,832)		$ 25
Tax at domestic rate	(33,376)	32,488		(8)
Tax exempt profit / loss	317	(50)		499
Tax adjustments for previous years	34	9		10
Loss for which no DTA has been recognized	(26)	(1,037)		0
Use of previously unrecognized tax losses and tax cedits	4,066	0		7,146
Non-deductible expenses	(538)	(962)		(710)
Tonnage Tax regime	24,534	(33,602)		(13,918)
Effect of share of profit of equity-accounted investees	2,482	4,690		10,175
Effects of tax regimes in foreign jurisdictions	1,905	(1,774)		(1,836)
Total tax benefit/(expense)	$ (602)	$ (238)	[1]	$ 1,358	[1]
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax at domestic rate (as a percent)	(29.58%)	(29.58%)		(33.99%)
Total taxes (as a percent)	(0.53%)	0.22%		5430.01%
Tonnage tax expense	$ 1,313	$ 4,436		$ 4,772

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.